Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Proved Developed and Undeveloped Reserve (Detail)	12 Months Ended
	Dec. 31, 2017 Bcf MMBbls	Dec. 31, 2016 Bcf MMBbls	Dec. 31, 2015 Bcf MBbls
Crude oil reserve [member]
Proved developed and undeveloped reserves:
Beginning balance	7,219	7,977	10,292
Revisions	(95)	189	(1,491)
Extensions and discoveries	147	(55)	111
Production	(805)	(891)	(935)
Farm outs & transfer of fields due to NHC bidding process | MMBbls	(38)
Ending Balance	6,427	7,219	7,977
Proved developed reserves at December 31	4,166	4,886	5,725
Proved undeveloped reserves at December 31	2,261	2,333	2,252
Dry gas reserve [member]
Proved developed and undeveloped reserves:
Beginning balance	6,984	8,610	10,859
Revisions	169	(183)	(955)
Extensions and discoveries	468	(308)	47
Production	(999)	(1,134)	(1,341)
Farm outs & transfer of fields due to NHC bidding process	(29)
Ending Balance	6,593	6,984	8,610
Proved developed reserves at December 31	4,026	4,513	6,012
Proved undeveloped reserves at December 31	2,567	2,471	2,598